SEGMENT INFORMATION - Financial information by geographic areas (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Revenue	₽ 442,911	₽ 435,692	₽ 426,639
Non-current assets
Non-current assets:	376,741	381,654
Russia
Revenue
Revenue	405,365	392,764	387,456
Non-current assets
Non-current assets:	339,693	340,944
Other
Revenue
Revenue	37,546	42,928	₽ 39,183
Non-current assets
Non-current assets:	₽ 37,048	₽ 40,710